Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$722,119.95

Principal:
Principal Collections	$11,840,943.28
Prepayments in Full	$4,708,513.32
Liquidation Proceeds	$63,965.29
Recoveries	$62,096.68
Sub Total	$16,675,518.57
Collections	$17,397,638.52

Purchase Amounts:
Purchase Amounts Related to Principal	$60,931.34
Purchase Amounts Related to Interest	$191.16
Sub Total	$61,122.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,458,761.02

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,458,761.02
Servicing Fee	$299,818.70	$299,818.70	$0.00	$0.00	$17,158,942.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,158,942.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,158,942.32
Interest - Class A-3 Notes	$175,376.73	$175,376.73	$0.00	$0.00	$16,983,565.59
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$16,860,013.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,860,013.59
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$16,809,780.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,809,780.59
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$16,772,294.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,772,294.92
Regular Principal Payment	$15,037,294.33	$15,037,294.33	$0.00	$0.00	$1,735,000.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,735,000.59
Residual Released to Depositor	$0.00	$1,735,000.59	$0.00	$0.00	$0.00

Total		$17,458,761.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,037,294.33
Total					$15,037,294.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,037,294.33	$41.61	$175,376.73	$0.49	$15,212,671.06	$42.10
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$15,037,294.33	$14.29	$386,647.40	$0.37	$15,423,941.73	$14.66

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,141,140.21	0.4513894	$148,103,845.88	0.4097832
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$310,761,140.21	0.2952179	$295,723,845.88	0.2809327

Pool Information
Weighted Average APR	2.592%	2.597%
Weighted Average Remaining Term	33.07	32.29
Number of Receivables Outstanding	19,222	18,773
Pool Balance	$359,782,440.81	$342,986,787.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$334,579,416.96	$319,290,187.84
Pool Factor	0.3138945	0.2992410

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$23,696,600.00
Targeted Overcollateralization Amount	$47,262,941.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,262,941.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$121,299.74
(Recoveries)		29	$62,096.68
Net Loss for Current Collection Period			$59,203.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1975%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5564%
Second Prior Collection Period			0.0677%
Prior Collection Period			0.0665%
Current Collection Period			0.2022%
Four Month Average (Current and Prior Three Collection Periods)			0.2232%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,062	$4,423,605.29
(Cumulative Recoveries)			$984,808.33
Cumulative Net Loss for All Collection Periods			$3,438,796.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,165.35
Average Net Loss for Receivables that have experienced a Realized Loss			$3,238.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	141	$3,330,654.28
61-90 Days Delinquent	0.12%	16	$421,591.46
91-120 Days Delinquent	0.05%	5	$155,731.00
Over 120 Days Delinquent	0.08%	9	$286,430.75
Total Delinquent Receivables	1.22%	171	$4,194,407.49

Repossession Inventory:
Repossessed in the Current Collection Period		9	$227,674.71
Total Repossessed Inventory		11	$373,974.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1574%
Prior Collection Period			0.1665%
Current Collection Period			0.1598%
Three Month Average			0.1612%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2518%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,261,825.75
2 Months Extended	78	$2,146,961.72
3+ Months Extended	11	$269,355.07

Total Receivables Extended	145	$3,678,142.54
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer